Discontinued Operations - Sale of E-Core (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025	Jul. 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Acounts receivable balance	$ 606,885	$ 180,897	$ 2,046,700	$ 1,125,394	$ 760,729
Inventory	1,431,556	1,324,540		4,804,299
Property and equipment	2,356,556	1,972,522		2,831,375
Goodwill	848,854	$ 848,854		$ 2,886,309
Discontinued Operations - Sale of E-Core [Member] | Fair value of consideration [Member]
Loss on sale of E-core	1,737,326
Acquisition payable, paid August 5, 2024	2,000.000
Assumption of debt and accrued interest	10,636,309
Fair value of consideration payments	12,636,309
Cash	51,976
Acounts receivable balance	5,301,212
Inventory	1,870,687
Prepaid expenses	56,476
Property and equipment	0
Liabilities	(3,428,549)
Total identifiable assets	3,851,802
Goodwill	10,521,833
Total assets transferred	14,373,635
Total Purchase Price	$ 12,636,309